FOLLOW-ON EQUITY OFFERINGS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
America depositary shares (ADSs) issued, shares	1,540,000
Follow-on equity offering, net of issuance costs, shares	38,500,000
Issuance cost for ordinary shares	$ 2,000,000			$ 2,033,041
Follow-on equity offering, net of issuance costs	$ 28,000,000			$ 27,996,959